Related Party Transactions (Tables)	6 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The Company’s relationships with related parties who had transactions with the Company are summarized as follows:
Name of Related Party	Relationship to the Company
Mr. Mei Kanayama	Representative director, director, and controlling shareholder
DinnerBank Co., Ltd. (“DinnerBank”)	An entity of which Mr. Kanayama’s wife is a director and the representative director
Palpito	An equity investment entity of the Company, which was sold to DinnerBank on June 30, 2023.
Tokushin G.K.	A shareholder of the Company.
Accounts receivable, net – a related party consisted of the following:
Name	September 30, 2024	March 31, 2024
DinnerBank	$3,121,338	$25,704
Subtotal	3,121,338	25,704
Less: allowance for credit losses	-	-
Total accounts receivable, net – a related party	$3,121,338	$25,704
Due from a related party consisted of the following:
Name	September 30, 2024	March 31, 2024
DinnerBank	$538	$9,762
Total due from a related party	$538	$9,762
Accounts payable – a related party consisted of the following:
Name	September 30, 2024	March 31, 2024
DinnerBank	$310,795	$299,541
Total accounts payable – a related party	$310,795	$299,541

Due to related parties consisted of the following:
Name	September 30, 2024	March 31, 2024
Mr. Mei Kanayama	$6,919	$29,716
Tokushin G.K.	5,236	-
DinnerBank	5,444	13,227
Total due to related parties	$17,599	$42,943
Sales to related parties
	For the Six Months Ended September 30,
Name	2024	2023
DinnerBank	$6,866,951	$100,132
Palpito	-	14,902
Total revenue from related parties	$6,866,951	$115,034
Purchase from a related party
	For the Six Months Ended September 30,
Name	2024	2023
DinnerBank	$4,969,413	$139,351
Total purchase from a related party	$4,969,413	$139,351